SHARE PREMIUM ACCOUNT (Details) - Schedule of Share Premium Account - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Share Premium Account [Abstract]
At 1 January		£ 17,622	£ 17,412	£ 17,281
Issued under employee share schemes		12
Redemption of preference shares	[1]		210	131
At 31 December		£ 17,634	£ 17,622	£ 17,412

[1]	During the year ended 31 December 2016, the Company redeemed all of its outstanding 6.267% Non-cumulative Fixed to Floating Rate Callable US Dollar Preference Shares at their combined sterling equivalent par value of £210 million. These preference shares had been accounted for as subordinated liabilities. On redemption an amount of £210 million was transferred from the distributable merger reserve to the share premium account (2015: £131 million in respect of the redemption of the outstanding 6.0884% Non-cumulative Fixed to Floating Rate Preference Shares and 5.92% Non-cumulative Fixed to Floating Rate Preference Shares).